LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.8%
	EQUITY - 34.2%
2,000	Invesco QQQ Trust Series 1	$1,016,340
7,000	SPDR S&P 500 ETF Trust	4,159,260
		5,175,600
	FIXED INCOME - 14.6%
30,000	Vanguard Total Bond Market ETF	2,209,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,914,532)	7,385,400

	TOTAL INVESTMENTS – 48.8% (Cost $6,914,532)	$7,385,400
	OTHER ASSETS IN EXCESS OF LIABILITIES – 51.2%	7,759,788
	NET ASSETS - 100.0%	$15,145,188

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

1